Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	$ 16	$ 264	$ 462
Measurement of Financial assets at fair value through other comprehensive income	1,402	(1,056)	(980)
Measurement of Financial derivatives (Cash flow hedge)	(422)	126	(6)
Paid interests on Subordinated Additional Tier I Capital Notes		290	255
Tax recognized in consolidated equity	996	(376)	(269)
Debt instruments
Net tax credited/(charged) to consolidated total equity:
Measurement of Financial assets at fair value through other comprehensive income	$ 1,402	$ (1,056)	$ (980)